Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025
General and administrative costs	$ 628,701	$ 233,288	$ 1,367,922	$ 390,236	$ 367,764	$ 1,475,992
Loss from operations	(628,701)	(233,288)	(1,367,922)	(390,236)	(367,764)	(1,475,992)
Other income (expense):
Interest income due from Everli	157,970	2,540	314,204	2,540		555,862
Interest expense on Working Capital Loan	(7,758)		(7,758)
Interest expense on Sponsor Loan	(166,570)	(109)	(319,201)	(109)		(539,932)
Interest on cash held in the operating account	4	169	5	376	968	531
Change in fair value of Over-Allotment Option liability					169,119
Dividends and interest earned on marketable securities and cash held in Trust Account	1,365,225	1,786,926	2,879,103	3,523,660	4,407,016	6,998,961
Total other income, net	1,348,871	1,789,526	2,866,353	3,526,467	4,577,103	7,015,422
Net income	$ 720,170	$ 1,556,238	$ 1,498,431	$ 3,136,231	$ 4,209,339	$ 5,539,430
Redeemable Class A Ordinary Shares
Other income (expense):
Weighted average ordinary shares outstanding – basic (in Shares)	14,009,438	16,000,000	14,999,220	16,000,000	10,522,034	16,000,000
Weighted average ordinary shares outstanding – diluted (in Shares)	14,009,438	16,000,000	14,999,220	16,000,000	10,522,034	16,000,000
Net income per ordinary shar – basic (in Dollars per share)	$ 0.04	$ 0.07	$ 0.07	$ 0.15	$ 0.26	$ 0.26
Net income per ordinary share – diluted (in Dollars per share)	$ 0.04	$ 0.07	$ 0.07	$ 0.15	$ 0.26	$ 0.26
Non-Redeemable Class A Ordinary Shares and Class B Ordinary Shares
Other income (expense):
Weighted average ordinary shares outstanding – basic (in Shares)	5,621,622	5,621,622	5,621,622	5,621,622
Weighted average ordinary shares outstanding – diluted (in Shares)	5,621,622	5,621,622	5,621,622	5,621,622
Net income per ordinary shar – basic (in Dollars per share)	$ 0.04	$ 0.07	$ 0.07	$ 0.15
Net income per ordinary share – diluted (in Dollars per share)	$ 0.04	$ 0.07	$ 0.07	$ 0.15
Non-Redeemable Class B Ordinary Shares
Other income (expense):
Weighted average ordinary shares outstanding – basic (in Shares)					5,501,329	5,621,622
Weighted average ordinary shares outstanding – diluted (in Shares)					5,596,611	5,621,622
Net income per ordinary shar – basic (in Dollars per share)					$ 0.26	$ 0.26
Net income per ordinary share – diluted (in Dollars per share)					$ 0.26	$ 0.26